Confidential Treatment Requested by Graphic Packaging Holding Company Pursuant to 17 C.F.R. §200.83

Segment Information

$ Millions

Graphic Packaging INTERNATIONAL, INC.

In millions	Year to Date Actual	Plan	B/(W) Plan	PY	B/(W) Prior Year
NET SALES:					
Paperboard Mills	$ 480.5	[*]	[*]	$ 380.6	$ 99.9
North America Consumer Paperboard Packaging	[*]	[*]	[*]	[*]	[*]
Americas Beverage Paperboard Packaging	[*]	[*]	[*]	[*]	[*]
Europe Paperboard Packaging	603.9	[*]	[*]	596.6	7.3
Flexible Packaging	-	[*]	[*]	215.6	(215.6)
Corporate/Other/Eliminations	26.2	[*]	[*]	41.0	(14.8)
Total	$ 4,160.2	[*]	[*]	$ 4,240.5	$ (80.3)
INCOME (LOSS) FROM OPERATIONS:					
Paperboard Mills	$ 12.9	[*]	[*]	$ 8.5	$ 4.4
North America Consumer Paperboard Packaging	[*]	[*]	[*]	[*]	[*]
Americas Beverage Paperboard Packaging	[*]	[*]	[*]	[*]	[*]
Europe Paperboard Packaging	40.8	[*]	[*]	32.5	8.3
Flexible Packaging	-	[*]	[*]	(186.1)	186.1
Corporate/Other/Eliminations	(30.5)	[*]	[*]	(39.1)	8.6
Total	$ 427.1	[*]	[*]	$ 227.8	$ 199.3
OPERATING EBITDA:					
Paperboard Mills	[*]	[*]	[*]	[*]	[*]
North America Consumer Paperboard Packaging	[*]	[*]	[*]	[*]	[*]
Americas Beverage Paperboard Packaging	[*]	[*]	[*]	[*]	[*]
Europe Paperboard Packaging	[*]	[*]	[*]	[*]	[*]
Flexible Packaging	[*]	[*]	[*]	[*]	[*]
Corporate/Other/Eliminations	[*]	[*]	[*]	[*]	[*]
Total	$ 751.2	[*]	[*]	$ 710.8	$ 40.4

© 2013 Graphic Packaging International, Inc.

Revised 2013.01.01

This information is confidential and proprietary to Graphic Packaging International, Inc. Any reproduction or distribution to any third party is prohibited.

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